Regulatory Matters - Key's and KeyBank's Actual Capital Amounts and Ratios, Minimum Capital Amounts and Ratios (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
KeyBank (consolidated)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital, actual amount	$ 21,198	$ 20,518
Common equity Tier 1 risk-based capital, actual amount	18,376	17,560
Tier 1 risk- based capital, actual amount	18,376	17,560
Tier 1 risk- based capital, leverage amount	$ 18,376	$ 17,560
Total risk-based capital, actual ratio	0.1471	0.1512
Common equity Tier 1 risk-based capital, actual ratio	0.1275	0.1294
Tier 1 risk-based capital, actual ratio	0.1275	0.1294
Tier 1 risk- based capital, leverage actual ratio	0.0996	0.0942
Total risk-based capital, regulatory minimum, ratio	0.0800	0.0800
Common equity Tier 1 risk-based capital, regulatory minimum, ratio	0.0450	0.0450
Tier 1 risk-based capital, regulatory minimum, ratio	0.0600	0.0600
Tier 1 risk-based capital, leverage regulatory minimum ratio	0.0400	0.0400
Total risk-based capital, regulatory minimum with stress capital buffer	0.1120	0.1110
Common equity Tier 1 risk-based capital, regulatory minimum with stress capital buffer	0.0770	0.0760
Tier 1 risk-based capital, regulatory minimum with stress capital buffer	0.0920	0.0910
Tier 1 risk based capital leverage, regulatory minimum with stress capital buffer	0.0400	0.0400
Total risk-based capital, capitalized	0.1000	0.1000
Common equity Tier 1 risk-based capital, capitalized	0.0650	0.0650
Tier 1 risk-based capital, capitalized	0.0800	0.0800
Tier 1 risk-based capital, leverage capitalized	0.0500	0.0500
Parent
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital, actual amount	$ 22,910	$ 22,336
Common equity Tier 1 risk-based capital, actual amount	17,195	16,489
Tier 1 risk- based capital, actual amount	19,641	18,934
Tier 1 risk- based capital, leverage amount	$ 19,641	$ 18,934
Total risk-based capital, actual ratio	0.1570	0.1615
Common equity Tier 1 risk-based capital, actual ratio	0.1178	0.1192
Tier 1 risk-based capital, actual ratio	0.1346	0.1369
Tier 1 risk- based capital, leverage actual ratio	0.1050	0.1003
Total risk-based capital, regulatory minimum, ratio	0.0800	0.0800
Common equity Tier 1 risk-based capital, regulatory minimum, ratio	0.0450	0.0450
Tier 1 risk-based capital, regulatory minimum, ratio	0.0600	0.0600
Tier 1 risk-based capital, leverage regulatory minimum ratio	0.0400	0.0400
Total risk-based capital, regulatory minimum with stress capital buffer	0.1120	0.1110
Common equity Tier 1 risk-based capital, regulatory minimum with stress capital buffer	0.0770	0.0760
Tier 1 risk-based capital, regulatory minimum with stress capital buffer	0.0920	0.0910
Tier 1 risk based capital leverage, regulatory minimum with stress capital buffer	0.0400	0.0400